Income taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Balance as at January 1	€ (214.0)	€ (193.6)
Gross increases – tax positions in prior period	(25.9)	(39.7)
Gross decreases – tax positions in prior period	62.2	11.0
Gross increases – tax positions in current period	(58.5)	(64.9)
Settlements	60.3	69.9
Lapse of statute of limitations	1.7	6.1
Effect of changes in exchange rates		(2.8)
Effect of changes in exchange rates	13.4
Total liability for unrecognized tax benefits	(160.8)	(214.0)
Balance of accrued interest and penalties	(13.7)	(39.1)
Total liability for unrecognized tax benefits	€ (174.5)	€ (253.1)